March 2, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Worldwide Dollar Money Market Fund, Inc.
 1933 Act File No.: 33-26830
 1940 Act File No.: 811-5717
 CIK No.: 0000846421

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2012.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/ Elta Mariani
Elta Mariani

Paralegal